IMPAIRMENT OF ASSETS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) segment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Impairment of assets
Impairment of property, plant and equipment	R$ 0	R$ 0	R$ 411,925
Number of operating segments | segment	4
Impairment of goodwill	R$ 0	R$ 0	0
Period for projecting the cash flows for the goodwill impairment test	five years
Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Sensitivity analysis, percent of increase	0.50%	0.50%
Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Sensitivity analysis, percent of decrease	0.50%	0.50%
North America
Impairment of assets
Impairment of property, plant and equipment			342,355
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 10,426,000	R$ 5,769,000
North America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 8,749,000	R$ 4,337,000
North America | Post-tax discount rates
Impairment of assets
Discount rate	9.75%	9.50%
North America | Pre-tax discount rates
Impairment of assets
Discount rate	12.28%	12.05%
North America | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
North America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 9,161,000	R$ 4,679,000
Special Steel
Impairment of assets
Impairment of property, plant and equipment			R$ 69,570
Amount by which unit's recoverable amount is (below) exceeds its carrying value	5,299,000	4,238,000
Special Steel | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 4,329,000	R$ 3,301,000
Special Steel | Post-tax discount rates
Impairment of assets
Discount rate	10.75%	10.50%
Special Steel | Pre-tax discount rates
Impairment of assets
Discount rate	13.81%	13.29%
Special Steel | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
Special Steel | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 4,586,000	R$ 3,545,000
South America
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	1,074,000	2,248,000
South America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 953,000	R$ 2,057,000
South America | Post-tax discount rates
Impairment of assets
Discount rate	18.00%	15.00%
South America | Pre-tax discount rates
Impairment of assets
Discount rate	26.47%	21.21%
South America | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
South America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 1,011,000	R$ 2,135,000
Brazil
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	3,632,000	8,994,000
Brazil | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 2,306,000	R$ 7,582,000
Brazil | Post-tax discount rates
Impairment of assets
Discount rate	11.75%	11.25%
Brazil | Pre-tax discount rates
Impairment of assets
Discount rate	15.56%	15.13%
Brazil | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
Brazil | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Amount by which unit's recoverable amount is (below) exceeds its carrying value	R$ 2,673,000	R$ 7,962,000